Leases	9 Months Ended
Sep. 30, 2026
Leases [Abstract]
Leases	Leases:
Xanadu enters into operating leases for its office and operational purposes. As of September 30, 2026 and December 31, 2025, Xanadu’s leases had a weighted average remaining lease term of 13 years and eight years, respectively.
Xanadu’s leases are subject to annual operating costs that may change from time to time during the lease term. These costs are accounted for as variable lease payments and are recognized in the consolidated statements of operations and comprehensive loss in the year in which the obligation for these payments is incurred. These annual operating costs are a non-lease component, which are accounted for separately in the determination of lease costs.
The following table presents the components of lease costs:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Components of lease costs:
Operating lease cost	868	283	1,515	846
Variable lease cost (not included in the measurement of lease liabilities)	251	278	799	723
Total lease costs	$1,119	$561	$2,314	$1,569
Total additions to operating right-of-use assets	$801	$—	$19,920	$—
The weighted average discount rate used to measure Xanadu’s operating lease liabilities was 5.9% and 3.6% as of September 30, 2026 and December 31, 2025, respectively.
Xanadu’s future minimum operating lease payments as of September 30, 2026 are as follows:

Remainder of 2026	$383
2027	2,451
2028	3,468
2029	3,396
2030 and Thereafter	31,861
Total future minimum lease payments	41,559
Less: imputed interest	(14,042)
Total operating lease liabilities	27,517
Less: current portion of operating lease liabilities	(1,482)
Long-term portion of operating lease liabilities	$26,035
2026 Commenced Operating Leases
On May 28, 2026, the Company entered into a new operating lease in Toronto, Ontario for 158,000 square feet to support the manufacturing, packaging, and assembly of quantum computing components. The lease commencement date was determined to be June 17, 2026. The Company recorded an ROU asset of $19,119 and a corresponding long-term lease liability on the consolidated balance sheets, with a lease term of approximately 16 years.
Additionally, in May 2026, the Company entered into a new three-year lease for office space in Toronto. The lease commencement date was determined to be July 1, 2026. The Company recorded an ROU asset of $801 and a corresponding lease liability on the consolidated balance sheets at the lease commencement date.